Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless communications services, traditional wireline voice services, data/broadband and Internet services, video services, telecommunications equipment, managed networking and wholesale services.

All significant intercompany transactions are eliminated in the consolidation process. Investments in less than majority-owned subsidiaries and partnerships where we have significant influence are accounted for under the equity method. Earnings from certain investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 8). We also recorded our proportionate share of our equity method investees' other comprehensive income (OCI) items, including actuarial gains and losses on pension and other postretirement benefit obligations.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. Certain amounts have been reclassified to conform to the current period's presentation.

New Accounting Standards In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (ASU 2014-09), which replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. Upon initial evaluation, we believe the key changes in the standard that impact our revenue recognition relate to the allocation of contract revenues between service and equipment, and the timing in which those revenues are recognized. ASU 2014-09 also specifies that all incremental costs of obtaining and direct costs of fulfilling our contracts with customers should be deferred and recognized over the contract period or expected customer life. Currently, we generally defer such costs only up to an amount equal to any related deferred revenue. ASU 2014-09 becomes effective for annual reporting periods beginning after December 15, 2016.

The FASB will allow two adoption methods under ASU 2014-09. Under one method, a company will apply the rules to contracts in all reporting periods presented, subject to certain allowable exceptions. Under the other method, a company will apply the rules to all contracts existing as of January 1, 2017, recognizing in beginning retained earnings an adjustment for the cumulative effect of the change and provide additional disclosures comparing results to previous rules. We continue to evaluate the impact of the new standard and available adoption methods.

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2014, we held $1,257 in cash and $7,346 in money market funds and other cash equivalents.

Revenue Recognition Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our service revenues are billed either in advance, arrears or are prepaid.

We record revenue reductions for estimated future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues include billings to our customers for various regulatory fees imposed on us by governmental authorities. We report revenues from transactions between us and our customers net of taxes the government authorities require us to collect from our customers in our consolidated statements of income. Cash incentives given to customers are recorded as a reduction of revenue. Revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Generally, associated expenses are deferred only up to the amount of deferred revenue. Revenue recognized from contracts that bundle services and equipment is limited to the lesser of the amount allocated based on the relative selling price of the equipment and service already delivered or the amount paid and owed by the customer for the equipment and service already delivered. We record the sale of equipment to customers when we no longer have any requirements to perform, when title is passed and when the products are accepted by customers. We record the sale of equipment and services to customers as gross revenue when we are the principal in the arrangement and net of the associated costs incurred when we are not considered the principal in the arrangement.

We offer to our customers the option to purchase certain wireless devices in installments over a period of up to 30 months, with the right to trade in the original equipment for a new device, within a set period, and have the remaining unpaid balance satisfied. For customers that elect these trade-in programs, we recognize revenue for the entire amount of the customer receivable, net of the fair value of the trade-in right guarantee and imputed interest. See Note 16 for additional information, including the sales of our equipment installment receivables.

Allowance for Doubtful Accounts We record expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments deemed collectable from the customer when the service was provided or product was delivered. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $1,933 at December 31, 2014, and $1,148 at December 31, 2013. Wireless devices and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were $1,858 at December 31, 2014, and $1,031 at December 31, 2013.

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 6). The balance as of December 31, 2013, excluded amounts classified as held for sale (see Note 5). The cost of additions and substantial improvements to property, plant and equipment is capitalized, and includes internal compensation costs for these projects; however, noncash actuarial gains or losses included in compensation costs are excluded from amounts reported as “capital expenditures.” The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

During 2014, we completed studies evaluating the periods that we were utilizing our software assets. As of April 1 and July 1, 2014, we extended our estimated useful lives for capitalized non-network and network software, respectively, to five years to better reflect the estimated periods during which these assets will remain in service and to align with the estimated useful lives used in the industry. This change in accounting estimate decreased depreciation expense and impacted 2014 net income $513, or $0.10 per diluted share. Prior to 2014, capitalized software costs were primarily amortized over a three-year period.

Goodwill and Other Intangible Assets AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T brand, and various other finite-lived intangible assets (see Note 7).

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed period of time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments (Wireless and Wireline), to the fair value of those reporting units calculated using a discounted cash flow approach as well as a market multiple approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. We perform our test of the fair values of FCC licenses using a discounted cash flow approach. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name.

Intangible assets that have finite useful lives are amortized over their useful lives (see Note 7). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method.

Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 15).

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expense recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets (see Note 3). We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 10).

Pension and Other Postretirement Benefits See Note 12 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions, our policy for recognizing the associated gains and losses and our method used to estimate service and interest cost components.